Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 3,909,129	$ 4,268,222
Securities available for sale
Net unrealized gain (loss) arising during the period	(294,248)	(148,511)
Reclassification adjustment for realized gains and losses included in net income	0	(8,179)
Total unrealized gain (loss) on investment securities available for sale	(294,248)	(156,690)
Income tax expense (benefit) relating to investment securities available for sale	(116,066)	(61,806)
Total other comprehensive income (loss)	(178,182)	(94,884)
Total comprehensive income	$ 3,730,947	$ 4,173,338